Document and Entity Information	Jun. 18, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Gores Holdings X, Inc. / CI
Amendment Flag	false
Entity Central Index Key	0001986817
Document Type	8-K
Document Period End Date	Jun. 18, 2025
Entity Incorporation State Country Code	E9
Entity File Number	001-42628
Entity Tax Identification Number	98-1740672
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	531-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fourth of one warrant
Trading Symbol	GTENU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GTEN
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	GTENW
Security Exchange Name	NASDAQ